SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2012
Property, Plant and Equipment, Estimated Useful Lives	The estimated useful lives are as follows:

Buildings and building improvements:	2 - 50 years (mainly 38 years)

Machinery and equipment:	2 - 20 years (mainly 5 years)

Estimated Useful Lives	The estimated useful lives are as follows:

Customer relationship:	7 years

Software:	5 years

Effect of Retrospective Application

The effect of the retrospective application for the years ended March 31, 2011 and 2010 was as follows.

	Millions of Yen
	2011
	As Originally Reported	As Adjusted
Consolidated Balance Sheets
Total assets	¥215,345	¥215,276
Total liabilities	46,478	45,896
Total equity	168,867	169,380

Consolidated Statements of Income
Net income from continuing operations	2,737	2,907
Net income attributable to Wacoal Holdings Corp.	2,615	2,785

Consolidated Statements of Cash Flows
Operating activities	10,054	10,441
Investing activities	(1,546)	(703)
Financing activities	(4,899)	(4,965)
Cash and cash equivalents, end of the year	26,981	26,316

	Yen
Earnings per share
Net income attributable to Wacoal Holdings Corp.
Basic	¥18.53	¥19.73
Diluted	18.51	19.72

	Millions of Yen
	2010
	As Originally Reported	As Adjusted
Consolidated Balance Sheets
Total assets	¥223,387	¥222,889
Total liabilities	49,834	49,106
Total equity	173,553	173,783

Consolidated Statements of Income
Net income from continuing operations	2,456	2,407
Net income attributable to Wacoal Holdings Corp.	2,524	2,475

Consolidated Statements of Cash Flows
Operating activities	9,449	9,463
Investing activities	(2,698)	(3,573)
Financing activities	(5,438)	(5,363)

Cash and cash equivalents, end of the year	24,317	22,328

	Yen
Earnings per share
Net income attributable to Wacoal Holdings Corp.
Basic	¥17.86	¥17.51
Diluted	17.85	17.50